Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure
Commitments and Contingencies Disclosure

Note 13. Commitments and Contingencies

At December 31, 2012, we were not involved in any material litigation.

For a description of an agreement that we entered into regarding repurchases of our common stock from the Estate Shareholders, see Note 4.

Various claims and lawsuits arising in the normal course of business are pending against us. The results of these proceedings are not expected to have a material adverse effect on our consolidated financial position or results of operations.